ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Deferred revenue	$ 352,000	$ 462,000